[redacted]

15008221

CERT ARCA
File # 1-15060

Received SEC

OCT 09 2015

Washington, DC 20549

NYSE

Silvio Conte (Joe)
Director
Corporate Actions Group, Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
F +1 212 656 5893
silvio.conte@nyse.com

October 9, 2015

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The NYSE Arca certifies its approval for listing and registration shares of ETRACS Alerian MLP Index ETN Series B due July 18, 2042 a series of UBS AG under the Exchange Act of 1934.

Sincerely,